INVENTORY (Details Narrative) - CAD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Inventory	$ 931,877	$ 919,481
Purchased inventory	$ 9,720,238	$ 9,733,113	$ 9,665,379